Share-based payments	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangements [Abstract]
Share-based payments

Note 28	Share-based payments
The following share-based payment amounts are included in the income statements as operating costs.

FOR THE YEAR ENDED DECEMBER 31	2018	2017
ESP	(29)	(28)
RSUs/PSUs	(50)	(44)
Other (1)	(10)	(9)
Total share-based payments	(89)	(81)

(1) Includes DSP, DSUs and stock options.

Description of the plans
ESP
The ESP is designed to encourage employees of BCE and its participating subsidiaries to own shares of BCE. Each year, employees can choose to have a certain percentage of their eligible annual earnings withheld through regular payroll deductions for the purchase of BCE common shares. In some cases, the employer also will contribute a percentage of the employee’s eligible annual earnings to the plan, up to a specified maximum. Dividends are credited to the participant’s account on each dividend payment date and are equivalent in value to the dividends paid on BCE common shares.
The ESP allows employees to contribute up to 12% of their annual earnings with a maximum employer contribution of 2%.
Employer contributions to the ESP and related dividends are subject to employees holding their shares for a two-year vesting period.
The trustee of the ESP buys BCE common shares for the participants on the open market, by private purchase or from treasury. BCE determines the method the trustee uses to buy the shares.
At December 31, 2018, 5,591,566 common shares were authorized for issuance from treasury under the ESP.
The following table summarizes the status of unvested employer contributions at December 31, 2018 and 2017.

NUMBER OF ESP SHARES	2018	2017
Unvested contributions, January 1	1,039,030	1,073,212
Contributions(1)	671,911	610,657
Dividends credited	56,926	49,299
Vested	(501,089)	(553,837)
Forfeited	(146,352)	(140,301)
Unvested contributions, December 31	1,120,426	1,039,030

(1)	The weighted average fair value of the shares contributed was $55 in 2018 and $60 in 2017.

RSUs/PSUs
RSUs/PSUs are granted to executives and other eligible employees. The value of an RSU/PSU at the grant date is equal to the value of one BCE common share. Dividends in the form of additional RSUs/PSUs are credited to the participant’s account on each dividend payment date and are equivalent in value to the dividend paid on BCE common shares. Executives and other eligible employees are granted a specific number of RSUs/PSUs for a given performance period based on their position and level of contribution. RSUs/PSUs vest fully after three years of continuous employment from the date of grant and, in certain cases, if performance objectives are met, as determined by the board of directors.
The following table summarizes outstanding RSUs/PSUs at December 31, 2018 and 2017.

NUMBER OF RSUs/PSUs	2018	2017
Outstanding, January 1	2,740,392	2,928,698
Granted(1)	1,006,586	879,626
Dividends credited	149,258	132,402
Settled	(1,027,321)	(1,096,403)
Forfeited	(56,218)	(103,931)
Outstanding, December 31	2,812,697	2,740,392
Vested, December 31(2)	880,903	985,382

(1)	The weighted average fair value of the RSUs/PSUs granted was $57 in 2018 and $58 in 2017.

(2)	The RSUs/PSUs vested on December 31, 2018 were fully settled in February 2019 with BCE common shares and/or DSUs.
DSP
The value of a deferred share is equal to the value of one BCE common share. Dividends in the form of additional deferred shares are credited to the participant’s account on each dividend payment date and are equivalent in value to the dividend paid on BCE common shares. The liability related to the DSP is recorded in Trade payables and other liabilities in the statements of financial position and was $26 million and $30 million at December 31, 2018 and 2017, respectively, and $37 million at January 1, 2017.
DSUs
Eligible bonuses and RSUs/PSUs may be paid in the form of DSUs when executives or other eligible employees elect to or are required to participate in the plan. The value of a DSU at the issuance date is equal to the value of one BCE common share. For non-management directors, compensation is paid in DSUs until the minimum share ownership requirement is met; thereafter, at least 50% of their compensation is paid in DSUs. There are no vesting requirements relating to DSUs. Dividends in the form of additional DSUs are credited to the participant’s account on each dividend payment date and are equivalent in value to the dividends paid on BCE common shares. DSUs are settled when the holder leaves the company.
The following table summarizes the status of outstanding DSUs at December 31, 2018 and 2017.

NUMBER OF DSUs	2018	2017
Outstanding, January 1	4,309,528	4,131,229
Issued(1)	94,580	69,742
Settlement of RSUs/PSUs	112,675	101,066
Dividends credited	240,879	203,442
Settled	(365,665)	(195,951)
Outstanding, December 31	4,391,997	4,309,528

(1)	The weighted average fair value of the DSUs issued was $55 in 2018 and $59 in 2017.
STOCK OPTIONS
Under BCE’s long-term incentive plans, BCE may grant options to executives to buy BCE common shares. The subscription price of a grant is based on the higher of:

•	the volume-weighted average of the trading price on the trading day immediately prior to the effective date of the grant

•	the volume-weighted average of the trading price for the last five consecutive trading days ending on the trading day immediately prior to the effective date of the grant
At December 31, 2018, 10,737,659 common shares were authorized for issuance under these plans. Options vest fully after three years of continuous employment from the date of grant. All options become exercisable when they vest and can be exercised for a period of seven years from the date of grant.
The following table summarizes BCE’s outstanding stock options at December 31, 2018 and 2017.

		2018		2017
	NOTE	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, January 1		10,490,249	55	10,242,162	52
Granted		3,888,693	56	3,043,448	59
Exercised(1)	27	(266,941)	42	(2,555,863)	45
Forfeited		(39,669)	58	(239,498)	58
Outstanding, December 31		14,072,332	56	10,490,249	55
Exercisable, December 31		4,399,588	52	2,013,983	45

(1)	The weighted average share price for options exercised was $55 in 2018 and $60 in 2017.

The following table provides additional information about BCE’s stock option plans at December 31, 2018.

	STOCK OPTIONS OUTSTANDING
RANGE OF EXERCISE PRICES	NUMBER	WEIGHTED AVERAGE REMAINING LIFE (YEARS)	WEIGHTED AVERAGE EXERCISE PRICE ($)
$40-$49	1,747,042	2	46
$50-$59	12,232,011	5	57
$60 & above	93,279	5	61
	14,072,332	4	56

ASSUMPTIONS USED IN STOCK OPTION PRICING MODEL
The fair value of options granted was determined using a variation of a binomial option pricing model that takes into account factors specific to the share incentive plans, such as the vesting period. The following table shows the principal assumptions used in the valuation.

2018
Weighted average fair value per option granted	$2.13
Weighted average share price	$57
Weighted average exercise price	$56
Dividend yield	5%
Expected volatility	12%
Risk-free interest rate	2%
Expected life (years)	4

Expected volatilities are based on the historical volatility of BCE’s share price. The risk-free rate used is equal to the yield available on Government of Canada bonds at the date of grant with a term equal to the expected life of the options.